Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 1,647,804	$ 249,923
Accounts receivable, net (Note 3)	834,583	4,222,982
Contract assets (Note 4)	1,691,118	5,304,061
Deposits, prepayments and other assets (Note 5)	61,685	483,864
Total current assets	4,235,190	10,260,830
Non-current assets
Property and equipment, net (Note 6)	1,055,223	1,132,422
Finance lease right-of-use assets, net (Note 7)	84,200	147,967
Operating lease right-of-use assets, net (Note 7)	40,880
Life insurance policy, cash surrender value (Note 2)	173,563	167,224
Contract assets (Note 4)		1,636,414
Deferred tax assets (Note 12)	276,696	79,426
Deposits, prepayments and other assets (Note 5)	8,957
Total non-current assets	1,639,519	3,163,453
Total assets	5,874,709	13,424,283
Current liabilities
Accounts payable (Note 8)	1,048,408	3,964,976
Bank and other borrowings (Note 10)	2,415,763	4,761,434
Finance lease liabilities, current portion (Note 7)	48,345	66,150
Operating lease liabilities, current portion (Note 7)	34,892
Accrued expenses and other current liabilities (Note 9)	373,845	412,470
Income tax payable	835,184	321,445
Total current liabilities	5,987,427	9,526,475
Non-current liabilities
Bank and other borrowings (Note 10)	4,661,060	2,865,484
Finance lease liabilities, net of current portion (Note 7)		48,345
Operating lease liabilities, net of current portion (Note 7)	5,988
Total non-current liabilities	4,667,048	2,913,829
Total liabilities	10,654,475	12,440,304
Shareholders’ (deficit) equity
Ordinary shares, 100,000,000 shares authorized; USD0.0005 par value, 12,975,000 shares issued and outstanding, as of March 31, 2026 and 2025 (Note 17)	6,488	6,488
Additional paid in capital	6,819,954	6,819,954
Accumulated deficit	(11,606,208)	(5,842,463)
Total shareholders’ (deficit) equity	(4,779,766)	983,979
Total liabilities and shareholders’ (deficit) equity	5,874,709	13,424,283
Related Party [Member]
Current liabilities
Amount due to a related party (Note 14)	$ 1,230,990